Fair Value Assumptions for Stock Option and Stock Appreciation Rights (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	2.80%	2.00%	1.43%
Expected volatility	37.00%	37.00%	37.00%
Expected life of options	6 years 11 months 15 days	6 years 5 months 4 days	6 years 3 months 10 days
Dividend yield	0.00%	0.00%	0.00%